Note 11 - Provision for Site Reclamation and Closure	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
11.	Provision for site reclamation and closure

The Company recognizes a provision for site reclamation and closure, which reflects the present value of the estimated amount of cash flows required to satisfy the asset retirement obligation in respect of the Committee Bay property. The components of this obligation are the removal of equipment currently being used at the site as well as costs associated with the reclamation of the camp housing and work sites on the property. The estimate of future asset retirement obligations is subject to change based on amendments to applicable laws, management’s intentions, and mining lease renewals.

As at
December 31, 2017,
the present value of future estimated cash flows required to settle the site reclamation and closure obligation was estimated at
$1,662
(
December 31, 2016 -
$1,747
). The key assumptions on which this estimate is based are:

•	Undiscounted cash flow for site reclamation of $2,250 ( December 31, 2016 - $2,460 )
•	Expected timing of future cash flows is based on mining leases expiration, which is between 2018 and 2033
•	Annual inflation rate 2% ( December 31, 2016 - 2% )
•	Risk-free interest rate 2.26% ( December 31, 2016 - 2.31% )

The discounted liability for the site reclamation and closure provision at Committee Bay project is as follows:

	December 31, 2017	December 31, 2016

Opening balance	$1,747	$1,100
Accretion	39	25
Change in estimate	(124)	621
Closing balance	$1,662	$1,747